Accrued Liabilities	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Accrued Liabilities	10 - ACCRUED LIABILITIES
	March 31, 2015	March 31, 2014
	$	$

Employee related accruals	91,586	57,492
Withholding tax accrual	(6,100)	(1,627)
Trade	1,064	(544)
	87,143	55,320